Consolidated statements of cash flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Net income	€ 118,315	€ 133,853
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	512,443	437,814
Change in deferred taxes, net	(44,365)	(22,373)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(11,367)	(25,900)
Income from equity method investees	(28,843)	(27,514)
Interest expense, net	88,188	82,571
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(669,126)	(406,332)
Inventories	(40,995)	(88,394)
Other current and non-current assets	(17,927)	(8,147)
Accounts receivable from related parties	116,405	49,484
Accounts payable to related parties	(14,296)	(25,224)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	140,895	61,349
Income tax liabilities	64,213	79,590
Received dividends from investments in equity method investees	1,472	1,033
Paid interest	(83,423)	(77,255)
Received interest	15,547	11,855
Paid income taxes	(19,828)	(33,575)
Net cash provided by (used in) operating activities	127,308	142,835
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(133,900)	(142,131)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	892	(4,195)
Investments in debt securities	(188)	(45,886)
Proceeds from sale of property, plant and equipment	4,406	1,638
Proceeds from divestitures	39,687	12,267
Proceeds from sale of debt securities	20,736	15,030
Net cash provided by (used in) investing activities	(68,367)	(163,277)
Financing activities
Proceeds from short-term debt from unrelated parties	11,505	93,346
Repayments of short-term debt from unrelated parties	(356,359)	(57,584)
Proceeds from short-term debt from related parties		10,204
Repayments of short-term debt from related parties		(1,000)
Proceeds from long-term debt	9,288	6,472
Repayments of long-term debt	(16,445)	(14,193)
Repayments of lease liabilities from unrelated parties	(155,928)	(179,670)
Repayments of lease liabilities from related parties	(6,197)	(6,413)
Increase (decrease) of accounts receivable facility	276,297	232,989
Distributions to noncontrolling interests	(56,948)	(83,469)
Contributions from noncontrolling interests	5,130	1,332
Net cash provided by (used in) financing activities	(289,657)	2,014
Effect of exchange rate changes on cash and cash equivalents	(4,514)	(31,469)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(235,230)	(49,897)
Cash and cash equivalents at beginning of period	1,427,225	1,273,787
Cash and cash equivalents at end of period	1,191,995	€ 1,223,890
Thereof: cash and cash equivalents within the disposal groups	€ 43,734